Long-Term Debt (Parenthetical) (Detail) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Norwegian Epic Term Loan EUR (€)		Dec. 31, 2011 Norwegian Epic Term Loan EUR (€)		Jun. 30, 2013 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)	Dec. 31, 2012 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)		Dec. 31, 2011 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)		Dec. 31, 2012 11.75% Senior Secured Notes USD ($)		Dec. 31, 2011 11.75% Senior Secured Notes USD ($)		Jun. 30, 2013 Pride of Hawaii Loan EUR (€)	Dec. 31, 2012 Pride of Hawaii Loan EUR (€)		Dec. 31, 2011 Pride of Hawaii Loan EUR (€)		Dec. 31, 2012 9.50% Senior Unsecured Notes USD ($)		Dec. 31, 2011 9.50% Senior Unsecured Notes USD ($)		Dec. 31, 2012 USD 334.1 million Norwegian Jewel Term Loan USD ($)	Dec. 31, 2011 USD 334.1 million Norwegian Jewel Term Loan USD ($)	Jun. 30, 2013 Pride of America Hermes Loan EUR (€)	Dec. 31, 2012 Pride of America Hermes Loan EUR (€)		Dec. 31, 2011 Pride of America Hermes Loan EUR (€)		Dec. 31, 2012 Senior Secured Revolving Credit Facility USD ($)	Dec. 31, 2011 Senior Secured Revolving Credit Facility USD ($)	Apr. 30, 2013 Breakaway One Loan EUR (€)	Dec. 31, 2012 Breakaway One Loan EUR (€)		Dec. 31, 2011 Breakaway One Loan EUR (€)		Dec. 31, 2012 Breakaway Two Loan EUR (€)		Dec. 31, 2011 Breakaway Two Loan EUR (€)		Dec. 31, 2012 Breakaway Three Loan EUR (€)		Dec. 31, 2011 Breakaway Three Loan EUR (€)		Jun. 30, 2013 Pride of America Commercial Loan EUR (€)	Dec. 31, 2012 Pride of America Commercial Loan EUR (€)		Dec. 31, 2011 Pride of America Commercial Loan EUR (€)		Dec. 31, 2012 Euro 126 million Norwegian Jewel Term Loan EUR (€)	Dec. 31, 2011 Euro 126 million Norwegian Jewel Term Loan EUR (€)	Apr. 30, 2013 Norwegian Jade Term Loan EUR (€)	Dec. 31, 2012 Norwegian Jade Term Loan EUR (€)	Dec. 31, 2011 Norwegian Jade Term Loan EUR (€)
Debt Instrument [Line Items]
Long term debt, principal amount			€ 662.9	[1]	€ 662.9	[1]	€ 624.0	€ 624.0	[1]	€ 624.0	[1]	$ 450.0	[2]	$ 450.0	[2]	€ 308.1	€ 308.1	[1]	€ 308.1	[1]	$ 350.0	[3]	$ 350.0	[3]	$ 334.1	$ 334.1	€ 258.0	€ 258.0	[1]	€ 258.0	[1]	$ 750.0	$ 750.0	€ 529.8	€ 529.8	[1]	€ 529.8	[1]	€ 529.8	[1]	€ 529.8	[1]	€ 590.5	[1]	€ 590.5	[1]	€ 40.0	€ 40.0	[1]	€ 40.0	[1]	€ 126.0	€ 126.0	€ 126.1	€ 126.0	€ 126.0
Debt instrument, unamortized discount	3.4	4.1
Debt instrument, unamortized premium	$ 5.4

[1]	Currently U.S. dollar-denominated.
[2]	Net of unamortized original issue discount of $3.4 million and $4.1 million as of December 31, 2012 and 2011, respectively.
[3]	Net of unamortized premium of $5.4 million as of December 31, 2012.